SCHEDULE OF INVENTORY AND DEPOSITS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory – finished goods	$ 8,150,255	$ 7,421,696	$ 685,854
Inventory deposits	285,848	309,684
Total Inventory and deposits	$ 8,436,003	$ 7,731,380	$ 685,854